Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	255,285
Proposed Maximum Offering Price per Unit | $ / shares	1.9095
Maximum Aggregate Offering Price	$ 487,466.71
Fee Rate	0.01531%
Amount of Registration Fee	$ 74.63
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $1.9095, calculated based on the average of the high and low reported prices of the registrant’s common stock on The Nasdaq Capital Market on July 29, 2025, which date is within five business days prior to the filing of this Registration Statement.